13. NOTE FINANCING PAYABLES (Tables)	6 Months Ended
Jun. 30, 2015
Notes to Financial Statements
Summary of note financing payables
	Weighted-average interest rate
	June 30,	December 31,		June 30,	December 31,
	2015	2014	Maturities	2015	2014
				(unaudited)

Note financing payables	8.47%	—%	June 2015 to December 2015	$79,374	$—